Document And Entity Information Document And Entity Information	Nov. 13, 2019
Cover page.
Document type	8-K
Document period end date	Nov. 13, 2019
Entity registrant name	DANAHER CORPORATION
Amendment flag	false
Entity central index key	0000313616
Entity incorporation, state	DE
Entity file number	001-08089
Entity tax identification number	59-1995548
Entity address, address line one	2200 Pennsylvania Avenue, NW,
Entity address, address line two	Suite 800W,
Entity address, city	Washington,
Entity address, state	DC
Entity address, postal zip code	20037-1701
City area code	202
Local phone number	828-0850
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Entity emerging growth company	false
Common stock
Entity Listings [Line Items]
Title of 12(b) security	Common stock, $0.01 par value
Trading symbol	DHR
Security exchange name	NYSE
Preferred stock
Entity Listings [Line Items]
Title of 12(b) security	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Trading symbol	DHR.PRA
Security exchange name	NYSE
Floating rate senior notes due 2022
Entity Listings [Line Items]
Title of 12(b) security	Floating Rate Senior Notes due 2022
Trading symbol	DHR F 06/30/22
Security exchange name	NYSE
1.7% senior notes due 2022
Entity Listings [Line Items]
Title of 12(b) security	1.700% Senior Notes due 2022
Trading symbol	DHR 1.7 01/04/22
Security exchange name	NYSE
2.5% senior notes due 2025
Entity Listings [Line Items]
Title of 12(b) security	2.500% Senior Notes due 2025
Trading symbol	DHR 2.5 07/08/25
Security exchange name	NYSE
0.2% senior notes due 2026
Entity Listings [Line Items]
Title of 12(b) security	0.200% Senior Notes due 2026
Trading symbol	DHR 0.2 03/18/26
Security exchange name	NYSE
1.2% senior notes due 2027
Entity Listings [Line Items]
Title of 12(b) security	1.200% Senior Notes due 2027
Trading symbol	DHR 1.2 06/30/27
Security exchange name	NYSE
0.45% senior notes due 2028
Entity Listings [Line Items]
Title of 12(b) security	0.450% Senior Notes due 2028
Trading symbol	DHR 0.45 03/18/28
Security exchange name	NYSE
0.75% senior notes due 2031
Entity Listings [Line Items]
Title of 12(b) security	0.750% Senior Notes due 2031
Trading symbol	DHR 0.75 09/18/31
Security exchange name	NYSE
1.35% senior notes due 2039
Entity Listings [Line Items]
Title of 12(b) security	1.350% Senior Notes due 2039
Trading symbol	DHR 1.35 09/18/39
Security exchange name	NYSE
1.8% senior notes due 2049
Entity Listings [Line Items]
Title of 12(b) security	1.800% Senior Notes due 2049
Trading symbol	DHR 1.8 09/18/49
Security exchange name	NYSE